Financial assets at fair value through other comprehensive income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Paranthetical) (Detail)	Dec. 31, 2024 CNY (¥)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 0